Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts	$ 3,072	$ 3,503
Allowance for doubtful accounts - Prepayments and other current assets	$ 0	$ 770
Preferred stock - par value	$ 0.01	$ 0.01
Preferred stock - shares authorized	25,000,000	25,000,000
Preferred stock - shares issued	0	0
Common stock - par value	$ 0.01	$ 0.01
Common stock - shares authorized	100,000,000	100,000,000
Common stock - shares issued	49,213,659	48,553,038
Common stock - shares outstanding	47,242,020	46,581,399
Treasury stock - par value	$ 0.01	$ 0.01
Treasury stock - number of shares	1,971,639	1,971,639